Acquisitions (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Acquisitions [Abstract]
Acquisitions	Acquisitions
The Company strategically acquires companies in order to increase its footprint and offer products that diversify its existing offerings. Acquisitions of businesses are accounted for as business combinations using the acquisition method in accordance with ASC Topic 805, Business Combinations. The results of acquired businesses have been included in these unaudited condensed consolidated financial statements beginning on the acquisition date.
The Company completed the following three acquisitions in the nine months ended September 30, 2025 for total consideration of $98 million, net of cash acquired:
•	Northstar Concrete, a provider of ready-mix and concrete finishing solutions in Alberta, Canada (August 2025)
•	Langley Concrete, a provider of precast solutions and concrete pipes in British Columbia, Canada (May 2025)
•	Jamaica Aggregates Limited, an aggregates producer with sand and stone quarries in Jamaica, which is a joint venture that was previously accounted for as an equity method investment (January 2025)
The operating results of these acquisitions are reported in the Building Materials segment. Pro forma financial information reflecting the effects of the acquisition for the three and nine months ended September 30, 2025 are not presented, as none of these business combinations, individually or in the aggregate, are material to the Company’s results of operations for the period.
The total consideration and the fair values of identifiable assets acquired and liabilities assumed, including immaterial measurement period adjustments related to these acquisitions were as follows:

(In millions)	Total 2025 Acquisitions
Total consideration	$98
Total Assets and Liabilities Acquired
Inventories, net	23
Property, plant and equipment, net	43

(In millions)	Total 2025 Acquisitions
Intangible assets	20
Debt assumed	(3)
Net working capital	(2)
Total identifiable net assets at fair value	81
Goodwill	17
Total estimated fair value of net assets	98
Less: fair value of previously held equity method investment	(11)
Net consideration	$87
Acquisitions of business, net of cash acquired
Cash consideration	87
Less: cash and cash equivalents acquired	(1)
Total outflow in the statement of cash flows	$86

Note 4. Acquisitions
The Company strategically acquires companies in order to increase its footprint and offer products that diversify its existing offerings. Acquisitions are accounted for as business combinations using the acquisition method in accordance with ASC Topic 805, Business Combinations. The results of acquired businesses have been included in these combined financial statements beginning on the acquisition date.
2024 Acquisitions
On July 3, 2024, the Company completed the acquisition of King William Sand & Gravel (“KWSG”) for $21 million, net of cash acquired. KWSG is a sand and gravel deposit in the Central Virginia area and is included within the Building Materials segment. The acquisition of KWSG is not material to these combined financial statements.
On November 12, 2024, the Company acquired OX Engineered Products (“OX”), a leader in advanced wall insulation and sheathing solutions with manufacturing facilities in the Midwest and Southeast of the United States, for total cash consideration of $228 million, net of cash acquired. OX is included within the Building Envelope segment. The purchase price allocation reflects preliminary fair value estimates, including preliminary work performed by third-party valuation specialists, which are subject to change within the measurement period as the Company finalizes the purchase price allocation and fair value estimates. The preliminary purchase price allocation resulted in goodwill of $98 million, amortizable intangible assets of $87 million primarily related to customer relationships, property, plant and equipment, net of $39 million, inventories of $15 million, deferred tax liabilities of $7 million and remaining net tangible liabilities of $5 million. The intangible assets acquired have an estimated weighted-average useful life of 15 years.
The fair value of customer relationships is determined using the excess earnings method, which relies on various assumptions such as revenue growth rates, customer attrition rates and discount rates. The goodwill is attributable to the favorable presence of synergies, industrial know-how, assembled workforce and economies of scale expected from the acquisition. The goodwill recognized is largely deductible for income tax purposes. Pro forma financial information reflecting the effects of the acquisitions for the year ended December 31, 2024 is not presented, as none of these business combinations, individually or in the aggregate, are material to the Company’s results of operations for this period.
2023 Acquisitions
The Company completed five acquisitions in the year ended December 31, 2023 for total cash consideration of $1,607 million, net of cash acquired. Transaction fees and related costs incurred in connection with these acquisitions were $16 million for the year ended December 31, 2023 and have been included within Selling, general and administrative expenses on the combined statements of operations.
On March 31, 2023, the Company acquired all of the outstanding ownership interests in Duro-Last, LLC, Critical Point, LLC, Oscoda Plastics, LLC, Plastatech Engineering Limited, LLC, Anvil Paints & Coatings, LLC and Tip-Top Screw Manufacturing, LLC (collectively, “Duro-Last”), a manufacturer of polyvinyl chloride roofing systems, for cash consideration of $1,303 million, net of cash acquired. As of December 31, 2023, the purchase price allocation was completed with no material refinements.
The fair value of the acquired receivables substantially equals the gross contractual amount to be collected. The fair value of customer relationships is determined using the excess earnings method, which relies on various assumptions such as revenue growth rates, customer attrition rates and discount rates. The goodwill arising from the acquisition amounts to $729 million. The goodwill is attributable to the favorable presence of synergies, industrial know-how, assembled workforce and economies of scale expected from the acquisition. The goodwill recognized is largely deductible for income tax purposes.
Duro-Last contributed $362 million of revenues and $39 million of net income for the period from April 1, 2023 to December 31, 2023.
In addition to Duro-Last, the Company acquired the following businesses during the year ended December 31, 2023:
•	Pioneer Landscape Centers, sand and aggregates quarries in the United States (January 2023)
•	Tezak Heavy Equipment, an aggregates producer in the United States (March 2023)
•	Westridge Quarries, an aggregates producer in Canada (April 2023)
•	Solhydroc Inc., a concrete producer in Canada (August 2023)
The operating results of Duro-Last are reported in the Building Envelope segment. The operating results of the other businesses acquired during the year ended December 31, 2023 are reported in the Building Materials segment. Pro forma financial information reflecting the effects of the acquisitions for the year ended December 31, 2023 is not presented, as none of these business combinations, individually or in the aggregate, are material to the Company’s results of operations for this period.
The fair value of identifiable assets acquired, liabilities assumed and consideration related to these acquisitions were as follows:

(In millions)	Duro-Last	Others	Total 2023 Acquisitions
Cash consideration	$1,313	$304	$1,617
Total consideration	$1,313	$304	$1,617
Total Assets and Liabilities Acquired
Cash and cash equivalents	$10	$—	$10
Accounts receivable	64	10	74
Inventories	52	15	67
Property, plant and equipment	70	146	216
Operating lease right-of-use assets	4	—	4
Intangible assets	484	110	594
Other assets	26	1	27
Accounts payable	(21)	(2)	(23)
Operating lease liabilities	(4)	—	(4)
Deferred income tax liabilities, net	(41)	(37)	(78)
Other liabilities	(60)	(22)	(82)
Total identifiable net assets at fair value	584	221	805
Goodwill	729	83	812
Total consideration	$1,313	$304	$1,617
Acquisitions of businesses, net of cash acquired
Cash consideration	$1,313	$304	$1,617
Less: cash and cash equivalents acquired	(10)	—	(10)
Total outflow in the combined statements of cash flows	$1,303	$304	$1,607

The purchase price allocated to identifiable intangible assets was as follows:

(In millions)	Duro-Last	Others	Total 2023 Acquisitions	Weighted- Average Life (in years)
Customer relationships	$372	$—	$372	16
Trade names and trademarks	71	—	71	25
Developed technology	41	—	41	20
Others	—	110	110	—
Total identified intangible assets	$484	$110	$594

2022 Acquisitions
The Company completed nine acquisitions in the year ended December 31, 2022 for total cash consideration of $2,033 million, net of cash acquired. Transaction fees and related costs incurred in connection with these acquisitions were $25 million for the year ended December 31, 2022 and have been included within Selling, general and administrative expenses on the combined statements of operations.
On February 28, 2022, the Company acquired all of the outstanding shares of Herbert Malarkey Roofing Company (“Malarkey”), a provider of residential roofing solutions, for cash consideration of $1,341 million, net of cash acquired. As of December 31, 2022, the purchase price allocation was completed with no material refinements.
The fair value of the acquired receivables substantially equals the gross contractual amount to be collected. The goodwill arising from the Malarkey acquisition amounts to $1,040 million. The goodwill is attributable to the favorable presence of synergies, industrial know-how, assembled workforce and economies of scale expected from the acquisition. The goodwill recognized is not deductible for income tax purposes.
In addition to Malarkey, the Company acquired the following businesses during the year ended December 31, 2022:
•	Cajun Ready Mix Concrete, a ready-mix concrete supplier in the Baton Rouge, Louisiana metropolitan area (May 2022)
•	The Aggregate and Asphalt business segments of Mathers Group in Canada (June 2022)
•	SES Foam LLC, a spray foam insulation company in the United States (July 2022)
•	Basic Construction Company, a sand and gravel operation in the United States (August 2022)
•	The Polymers Sealants North America division of Illinois Tool Works, a leader in coating, adhesive and sealant solutions (October 2022)
•	CM Rubber Technologies, a rubber recycling operation in the United States (November 2022)
•	J-2 Contracting Co., an aggregates processor in the United States (December 2022)
•	Sumas Shale Ltd, an aggregate materials producer in Canada (December 2022)
Malarkey contributed $413 million of revenue and $35 million of net income for the period from March 1, 2022 to December 31, 2022. The operating results of Malarkey, SES Foam LLC and the Polymers Sealants North America division of Illinois Tool Works are reported in the Building Envelope segment. The operating results of the other businesses acquired during the year ended December 31, 2022 are reported in the Building Materials segment.
The fair value of identifiable assets acquired, liabilities assumed and consideration related to these acquisitions were as follows:

(In millions)	Malarkey	Others	Total 2022 Acquisitions
Cash consideration	$1,425	$694	$2,119
Deferred consideration	—	4	4
Total consideration	$1,425	$698	$2,123
Total Assets and Liabilities Acquired
Cash and cash equivalents	$84	$2	$86
Accounts receivable	40	48	88
Inventories	50	35	85
Property, plant and equipment	122	120	242
Operating lease right-of-use assets	17	7	24
Intangible assets	210	217	427
Other assets	9	4	13
Accounts payable	(18)	(24)	(42)

The purchase price allocated to identifiable intangible assets acquired was as follows:

(In millions)	Malarkey	Others	Total 2022 Acquisitions	Weighted- Average Life (in years)
Customer relationships	$73	$112	$185	12
Trade names and trademarks	50	6	56	25
Developed technology	87	27	114	9
Others	—	72	72	—
Total identified intangible assets	$210	$217	$427

Pro Forma Financial Information
The following table provides unaudited pro forma financial information, prepared in accordance with ASC Topic 805, Business Combinations, as if Duro-Last had been acquired as of January 1, 2022:

(In millions)	Year ended December 31, 2022
Revenues	$11,282
Net income	$1,126

This pro forma financial information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred if Duro-Last had been acquired as of January 1, 2022, nor is it indicative of any future results. The pro forma adjustments include charges directly attributable to the acquisition, deferred revenue timing adjustments, and depreciation, depletion, amortization, accretion and cost of revenues expense adjustments related to the mark up to fair value of acquired assets. The pro forma adjustments include an adjustment to eliminate nonrecurring transaction costs of $14 million for the year ended December 31, 2022. This pro forma financial information does not reflect any cost savings, operating efficiencies or synergies as a result of this combination.